Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2026
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Year ended March 31
	2024	2025	2026
Service cost	¥6,028	¥5,748	¥5,404
Interest cost	3,484	4,039	5,056
Expected return on plan assets	(5,658)	(5,664)	(5,369)
Amortization of net actuarial losses	3,021	1,844	798
Amortization of prior service cost	(1,603)	(441)	(541)

Net periodic benefit cost	¥5,272	¥5,526	¥5,348

Reconciliation of changes in projected benefit obligation and fair value of plan assets

	Millions of yen
	As of or for the year ended March 31
	2025	2026
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥245,439	¥218,187
Service cost	5,748	5,404
Interest cost	4,039	5,056
Actuarial gain	(19,012)	(13,512)
Benefits paid	(17,137)	(16,842)
Amendments of pension benefit plans	(883)	—
Acquisition, divestitures and other	(7)	1

Projected benefit obligation at end of year	¥218,187	¥198,294

Change in plan assets:
Fair value of plan assets at beginning of year	¥219,869	¥208,523
Actual return on plan assets	(364)	6,023
Employer contributions	748	—
Benefits paid	(11,730)	(12,178)

Fair value of plan assets at end of year	¥208,523	¥202,368

Funded status at end of year	(9,664)	4,074

Amounts recognized in the consolidated balance sheets	¥(9,664)	¥4,074

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets
The following table presents the PBO, ABO and fair value of plan assets for Japanese entities’ plans with ABO and PBO in excess of plan assets as of March 31, 2025 and 2026.

	Millions of yen
	March 31
	2025	2026
Plans with ABO in excess of plan assets:
PBO	¥45,064	¥45,356
ABO	45,064	45,356
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥45,064	¥45,356
ABO	45,064	45,356
Fair value of plan assets	—	—

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost
The following table presents
pre-tax
amounts of Japanese entities’ plans deferred in
Accumulated other comprehensive income (loss)
that have not yet been recognized as components of net periodic benefit cost during the year ended March 31, 2026.

Millions of yen
For the year ended March 31, 2026
Net actuarial loss	¥13,560
Net prior service cost	(4,693)

Total	¥8,867

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over next fiscal year
Pre-tax
amounts of Japanese entities’ plans in
Accumulated other comprehensive income
which are expected to be recognized as components of net periodic benefit cost over the next fiscal year are as follows.

Millions of yen
For the year ending March 31, 2027
Net actuarial loss	¥(217)
Net prior service cost	(541)

Total	¥(758)

Schedule of weighted-average assumptions used to determine PBO
The following table presents the weighted-average assumptions used to determine projected benefit obligations of Japanese entities’ plans as of March 31, 2025 and 2026.

	March 31
	2025	2026
Discount rate	2.3%	3.2%
Rate of increase in compensation levels	0.5%	0.4%
Interest crediting rate	2.9%	2.9%

Weighted-average assumptions used to determine net periodic benefit costs
The following table presents the weighted-average assumptions used to determine the net periodic benefit cost of Japanese entities’ plans for the year ended March 31, 2024, 2025 and 2026.

	Year ended March 31
	2024	2025	2026
Discount rate	1.3%	1.6%	2.3%
Rate of increase in compensation levels	0.4%	0.5%	0.5%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%
Interest crediting rate	2.8%	2.8%	2.9%

Information about plan assets at fair value
The following tables present information about the fair value of plan assets of Japanese entities’ plans as of March 31, 2025 and 2026 within the fair value hierarchy.

	Millions of yen
	March 31, 2025
	Level 1	Level 2	Level 3	Balance as of March 31, 2025
Pension plan assets:
Private equity and pooled investments (1)	¥—	¥1,545	¥9,418	¥10,963
Japanese government securities	24,713	—	—	24,713
Investment trust funds and other (2)(3)	—	10,535	20,296	30,831
Life insurance company general accounts	—	75,067	—	75,067
Other assets	—	31,420	—	31,420

Total	¥24,713	¥118,567	¥29,714	¥172,994

	Millions of yen
	March 31, 2026
	Level 1	Level 2	Level 3	Balance as of March 31, 2026
Pension plan assets:
Private equity and pooled investments (1)	¥—	¥584	¥9,139	¥9,723
Japanese government securities	19,954	—	—	19,954
Investment trust funds and other (2)(3)	—	10,026	20,739	30,765
Life insurance company general accounts	—	74,968	—	74,968
Other assets	—	28,866	—	28,866

Total	¥19,954	¥114,444	¥29,878	¥164,276

(1)	Includes corporate type equity investments.
(2)	Includes primarily debt investment funds. Hedge funds and real estate funds are also included.
(3)
Certain plan assets that are carried at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2025 and 2026, the fair value of these assets was ¥35,529 million and ¥38,092 million, respectively.

Information about plan assets for which Level 3 inputs are utilized to determine fair value
The following tables present information about plan assets of Japanese entities’ plans for which Nomura has utilized significant Level 3 valuation inputs to estimate fair value.

	Millions of yen
	Year ended March 31, 2025
	Balance as of April 1, 2024	Unrealized and realized gains / (loss)	Purchases / sales and other settlement	Balance as of March 31, 2025
Private equity and pooled investments	¥16,321	¥(3,608)	¥(3,295)	¥9,418
Investment trust funds and other	27,022	(1,245)	(5,481)	20,296

Total	¥43,343	¥(4,853)	¥(8,776)	¥29,714

	Millions of yen
	Year ended March 31, 2026
	Balance as of April 1, 2025	Unrealized and realized gains / (loss)	Purchases / sales and other settlement	Balance as of March 31, 2026
Private equity and pooled investments	¥9,418	¥415	¥(694)	¥9,139
Investment trust funds and other	20,296	1,215	(772)	20,739

Total	¥29,714	¥1,630	¥(1,466)	¥29,878

Expected benefit payments
The following table presents the expected benefit payments of Japanese entities’ plans during the next five fiscal years and in aggregate for the five fiscal years thereafter.

Year ending March 31	Millions of yen
2027	¥16,926
2028	16,288
2029	14,758
2030	13,291
2031	12,450
2032-2036	57,471